PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS
6. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	December 31,
	2015	2016
Spare parts	$6,052,315	$5,732,914
Prepaid Value added tax (“VAT”)	5,552,772	1,808,141
Prepaid insurance fee	347,631	259,650
Others	282,423	226,962
Total	$12,235,141	$8,027,667